OTHER RESERVES AND NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
OTHER RESERVES AND NON-CONTROLLING INTEREST
OTHER RESERVES AND NON-CONTROLLING INTEREST

a)	Reserves

	2017	2016
	$	$
Foreign currency translation reserve
At beginning of year	781	781
At end of year	781	781

Revaluation reserves
At beginning of year	(23,121)	(74,992)
Gain on marketable securities at FVTOCI, net of tax	25,948	51,161
Unrealized gain on effective portion of derivative, net of tax	526	710
At end of year	3,353	(23,121)

Share-based compensation reserve
At beginning of year	49,524	47,604
Options issued pursuant to the acquisition of Seabee Gold Operation (note 3)	—	4,045
Stock options exercised	(1,339)	(4,258)
Share-based compensation	2,219	2,133
At end of year	50,404	49,524

Other
At beginning of year	(28,198)	(28,198)
Recognition of joint venture	(1,342)	—
At end of year	(29,540)	(28,198)

Total other reserves at December 31	24,998	(1,014)

b)	Non-controlling Interest

	2017	2016
	$	$
At beginning of year	—	—
Recognition of non-controlling interest	18,573	—
Funding from non-controlling interest	2,320	—
Total comprehensive income for the year attributable to non-controlling interest	2,150	—
Total non-controlling interest at December 31	23,043	—